Financial assets and financial liabilities - Summary of detailed information about borrowings (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2020	Dec. 31, 2020	Mar. 26, 2021	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Amount of principal	$ 40,500		$ 33,966,570
Expiration	January 2021
Carrying amount		$ 539,786		$ 451,413	$ 304,767
Vista Argentina July,2018 Floating [member]
Disclosure of detailed information about borrowings [line items]
Bank		Banco Galicia, Banco Itaú Unibanco, Banco Santander Rio y Citibank NA
Amount of principal		$ 150,000
Interest		Floating
Rate		LIBOR + 4.5%
Vista Argentina July,2018 Fixed [member]
Disclosure of detailed information about borrowings [line items]
Subscription date		July, 2018
Currency		US
Amount of principal		$ 150,000
Interest		Fixed
Rate		8%
Expiration		July, 2023
Carrying amount		$ 277,353
Vista Argentina July, 2019 Fixed [member]
Disclosure of detailed information about borrowings [line items]
Bank		Banco BBVA
Subscription date		July, 2019
Currency		US
Amount of principal		$ 15,000
Interest		Fixed
Expiration		July, 2022
Carrying amount		$ 11,853
Fixed percentage		9.40%
Vista Argentina July 2019 Fixed [member]
Disclosure of detailed information about borrowings [line items]
Subscription date		July, 2019
Currency		US
Amount of principal		$ 50,000
Interest		Fixed
Expiration		July, 2021
Carrying amount		$ 50,485
Fixed percentage		7.88%
Vista Argentina August 2019 Fixed [member]
Disclosure of detailed information about borrowings [line items]
Subscription date		August, 2019
Currency		US
Amount of principal		$ 50,000
Interest		Fixed
Carrying amount		$ 50,267
Fixed percentage		8.50%
Argentinepesos Floating Rate Borrowings Due July 2020 One [Member]
Disclosure of detailed information about borrowings [line items]
Subscription date		July, 2020
Currency		ARS
Amount of principal		$ 806,738
Interest		Floating
Rate		Badcor + 8.5%
Expiration		January, 2022
Carrying amount		$ 10,977
Argentinepesos Fixed Rate Borrowings Due July 2020 One [Member]
Disclosure of detailed information about borrowings [line items]
Amount of principal		$ 161,348
Interest		Fixed
Rate		43%
Argentinepesos Floating Rate Borrowings Due April 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Bank		Banco BBVA
Subscription date		April, 2020
Currency		ARS
Amount of principal		$ 725,000
Interest		Floating
Rate		TM20 + 6%
Expiration		April, 2021
Carrying amount		$ 4,676
Argentinepesos Floating Rate Borrowings Due July 2020 Two [Member]
Disclosure of detailed information about borrowings [line items]
Bank		Banco Macro
Subscription date		July, 2020
Currency		ARS
Amount of principal		$ 1,800,000
Interest		Floating
Rate		Badlar + 9%
Expiration		July, 2021
Carrying amount		$ 23,217
Argentinepesos Floating Rate Borrowings Due July 2020 Three [Member]
Disclosure of detailed information about borrowings [line items]
Bank		Banco BBVA
Subscription date		July, 2020
Currency		ARS
Amount of principal		$ 120,424
Interest		Floating
Rate		Badlar + 8%
Expiration		January, 2022
Carrying amount		$ 1,509
Argentinepesos Floating Rate Borrowings Due October 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Bank		Banco BBVA
Subscription date		October, 2020
Currency		ARS
Amount of principal		$ 130,482
Interest		Floating
Rate		Badlar + 8%
Expiration		April, 2022
Carrying amount		$ 1,659
Argentinepesos Fixed Rate Borrowings Due December 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Bank		Bolsas y Mercados Argentinos S.A.
Subscription date		December, 2020
Currency		ARS
Amount of principal		$ 1,965,000
Interest		Fixed
Rate		31%
Expiration		January, 2021
Carrying amount		$ 9,061
Negotiableobligation Due February 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Subscription date		February, 2020
Currency		US
Amount of principal		$ 50,000
Interest		Fixed
Rate		3.5
Expiration		February, 2024
Carrying amount		$ 50,168
Negotiableobligation Floating Rate Due August 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Subscription date		August, 2020
Currency		ARS
Amount of principal		$ 725,650
Interest		Floating
Rate		Badlar + 1.37%
Expiration		February, 2022
Carrying amount		$ 8,930
Negotiableobligation Fixed Rate Due August 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Subscription date		August, 2020
Currency		US
Amount of principal		$ 20,000
Interest		Fixed
Rate		0
Expiration		August, 2023
Carrying amount		$ 19,787
Negotiableobligation Fixed Rate Due December 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Subscription date		December, 2020
Currency		US
Amount of principal		$ 10,000
Interest		Fixed
Rate		0
Expiration		August, 2023
Carrying amount		$ 9,910
Negotiableobligation Fixed Rate Due December 2020 One [Member]
Disclosure of detailed information about borrowings [line items]
Subscription date		December, 2020
Currency		US
Amount of principal		$ 10,000
Interest		Fixed
Rate		3.24
Expiration		December, 2024
Carrying amount		$ 9,934
Negotiableobligation August Due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Expiration		August, 2022